Contingent assets, liabilities and other contractual obligations (Tables)	12 Months Ended
Dec. 31, 2018
Contingent assets, liabilities and other contractual obligations
Schedule of future minimum lease payments related to operating lease agreements

DKK thousand	2018	2017
Total future minimum lease payments related to operating lease agreements:
Within 1 year	6,945	4,292
1-3 years	31,098	2,593
4-5 years	29,464	117
Total	67,507	7,002